ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
a) Attributable to Limited Partners

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2023	$774	$(1,741)	$115	$87	$125	$3	$1,118	$481
Other comprehensive (loss) income	(1)	153	(5)	(2)	—	—	(90)	55
Other items(1)	—	—	—	—	—	—	(18)	(18)
Balance at June 30, 2023	$773	$(1,588)	$110	$85	$125	$3	$1,010	$518

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial (losses) gains	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2022	$673	$(1,463)	$27	$56	$125	$(10)	$915	$323
Other comprehensive income (loss)	13	(195)	37	49	—	4	86	(6)
Other items(2)	—	—	—	—	—	—	(86)	(86)
Balance at June 30, 2022	$686	$(1,658)	$64	$105	$125	$(6)	$915	$231
b) Attributable to General Partner

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2023	$4	$(9)	$—	$—	$1	$—	$6	$2
Other comprehensive income (loss)	—	2	—	—	—	—	(1)	1
Balance at June 30, 2023	$4	$(7)	$—	$—	$1	$—	$5	$3

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2022	$4	$(8)	$—	$—	$1	$—	$5	$2
Other comprehensive (loss) income	—	(1)	—	—	—	—	1	—
Balance at June 30, 2022	$4	$(9)	$—	$—	$1	$—	$6	$2
c) Attributable to Non-controlling interest – Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2023	$326	$(726)	$49	$36	$53	$(1)	$473	$210
Other comprehensive income (loss)	—	64	(3)	(1)	—	—	(37)	23
Other items(1)	—	—	—	—	—	—	(8)	(8)
Balance at June 30, 2023	$326	$(662)	$46	$35	$53	$(1)	$428	$225

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2022	$283	$(616)	$12	$24	$53	$(6)	$387	$137
Other comprehensive income (loss)	6	(80)	15	20	—	—	38	(1)
Other items(2)	—	—	—	—	—	—	(36)	(36)
Balance at June 30, 2022	$289	$(696)	$27	$44	$53	$(6)	$389	$100
d) Attributable to Non-controlling interest – BIPC exchangeable shares

US$ MILLIONS	Revaluation surplus	Foreign currency translation & other	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2023	$186	$(415)	$28	$20	$30	$1	$268	$118
Other comprehensive income (loss)	—	37	(1)	(1)	—	—	(22)	13
Other items(1)	—	—	—	—	—	—	(4)	(4)
Balance at June 30, 2023	$186	$(378)	$27	$19	$30	$1	$242	$127

US$ MILLIONS	Revaluation surplus	Foreign currency translation & other	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2022	$161	$(351)	$7	$13	$30	$(2)	$219	$77
Other comprehensive income (loss)	4	(46)	9	12	—	—	21	—
Other items(2)	—	—	—	—	—	—	(20)	(20)
Balance at June 30, 2022	$165	$(397)	$16	$25	$30	$(2)	$220	$57
e) Attributable to Non-controlling interest – Exchangeable units(3)

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2023	$11	$(28)	$2	$1	$1	$—	$19	$6
Other comprehensive income (loss)	—	2	—	—	—	—	(1)	1
Balance at June 30, 2023	$11	$(26)	$2	$1	$1	$—	$18	$7

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2022	$10	$(24)	$1	$1	$1	$—	$15	$4
Other comprehensive (loss) income	—	(2)	—	—	—	—	2	—
Balance at June 30, 2022	$10	$(26)	$1	$1	$1	$—	$17	$4

1.In relation to our current quarter dispositions, a total of approximately $30 million of accumulated other comprehensive income (net of tax) of revaluation surplus gains were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statement of Partnership Capital. Refer to Note 9, Investments in Associates and Joint Ventures, for further details.
2.In relation to the disposition of a 49% interest in its North American container terminal operation on June 13, 2022, $142 million of accumulated other comprehensive income (net of tax) of revaluation surplus gains were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. Refer to Note 9, Investments in Associates and Joint Ventures, for further details.
3.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.